U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

July 15, 2011

FILED VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 8 to the Trust’s Registration Statement for the purpose of registering the shares of a new series of the Trust: the DoubleLine Low Duration Bond Fund.

Pursuant to Rule 485(a)(2), this filing will be effective 75 days after filing.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures